Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash Flow Information [Abstract]
Summary of Cash Used in Operations

(a) Cash used in operations

		Year Ended December 31,
	Notes	2020	2021	2022
		RMB’000	RMB’000	RMB’000
Net loss before income tax		(779,225)	(1,305,127)	(795,018)
Adjustments for:
—Interest for lease liabilities	9	42	44	144
—Investment income from investments in wealth management products	17(b)	(672)	(436)	(140)
—Interest income from investments at fair value through other comprehensive income	17(a)	—	—	(9,392)
—Amortization of intangible assets		7	43	60
—Depreciation of property, plant and equipment	12	955	3,130	4,861
—Depreciation of rights-of-use assets	14	481	909	2,019
—Net impairment losses	12	—	—	32,805
—Share-based compensation expenses	22	25,190	57,863	45,598
—Net foreign exchange differences	8	6,772	3,309	(9,629)
—Fair value changes of financial instruments with preferred rights	24	579,286	674,269	—
—Issuance cost of financial instruments with preferred rights	9	2,851	—	—
—Loss on disposal of property, plant and equipment		—	250	4
Changes in working capital
—Other receivables and prepayments		(9,350)	(16,116)	23,084
—Other non-current assets		(3,906)	(8,206)	17,052
—Other payables and accruals		8,558	(11,459)	6,315
—Trade payables		1,850	56,601	2,572
Net cash used in operations		(167,161)	(544,926)	(679,665)

Summary of Supplemental Cash Flow Information	Supplemental Cash Flow Information:

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Interest received	1,381	622	2,894
Income taxes paid	—	—	3,221

Summary of Non-cash Investing and Financing Activities

(b) Non-cash investing and financing activities

		Year Ended December 31,
	Notes	2020	2021	2022
		RMB’000	RMB’000	RMB’000
Construction payables		—	16,576	1,424
Fair value changes of financial instruments with preferred rights	24	579,286	674,269	—
Share-based compensation to additional Series C preferred shareholder	22	19,655	—	—
		598,941	690,845	1,424

Summary of Reconciliation of Liabilities Arising from Financing Activities

(c) Reconciliation of liabilities arising from financing activities

	Financial
	instruments with
	preferred rights	Lease liability
	RMB’000	RMB’000
At January 1, 2020	643,008	882
Cash flows	923,247	(538)
New leases		527
Interest expenses	—	42
Differences of foreign currency translation	(93,688)	—
Changes in fair value	579,286	—
Share-based compensation to additional Series C preferred shareholder	19,655	—
At December 31, 2020	2,071,508	913
Cash flows		(805)
New leases	—	641
Interest expenses	—	44
Differences of foreign currency translation	(2,152)	—
Changes in fair value	674,269	—
Conversion to ordinary shares	(2,743,625)	—
At December 31, 2021	—	793
Cash flows	—	(1,515)
New leases	—	3,576
Interest expenses	—	144
At December 31, 2022	—	2,998